Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Government receivable	$ 412	$ 503
Interest receivable	257	24
Amounts receivable	$ 669	$ 527